RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movements in Defined Benefit Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	£ (49,549)
Remeasurements:
Actuarial gains (losses) – financial assumptions	43	£ (151)
At 31 December	(47,130)	(49,549)
Movements in the defined benefit obligation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	(49,549)	(45,241)
Current service cost	(213)	(206)
Interest expense	(704)	(914)
Remeasurements:
Actuarial (losses) gains – experience	(426)	493
Actuarial losses – demographic assumptions	(146)	(218)
Actuarial gains (losses) – financial assumptions	1,839	(5,718)
Benefits paid	2,034	2,254
Past service cost	(11)	(5)
Settlements	22	20
Exchange and other adjustments	24	(14)
At 31 December	£ (47,130)	£ (49,549)